ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2022	2021
Casino	$271,653	$321,808
Hotel	1,365	907
Other	218	189

Sub-total	273,236	322,904
Less: allowances for credit losses (1)	(217,244)	(268,413)

	55,992	54,491
Non-current portion	—	—

Current portion	$55,992	$54,491

Note
(1)
As of December 31, 2022 and 2021, the allowances for credit losses of $14,966 and $14,989 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Movement in Allowances for Credit Losses

Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2022	2021	2020
Balance at beginning of year	$268,413	$333,792	$258,019
(Reversal of) provision for credit losses	(892)	6,426	131,845
Write-offs, net of recoveries	(49,608)	(69,712)	(57,868)
Effect of exchange rate	(669)	(2,093)	1,796

Balance at end of year	$217,244	$268,413	$333,792